Taxes on Income (Reconciliation of Statutory Tax Expense To Actual Tax Expense) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income before income taxes		$ 17,574	$ 25,582	$ 15,865
Statutory tax rate in Israel		23.00%	24.00%	25.00%
Computed expected tax		$ 4,042	$ 6,140	$ 3,966
Non-deductible operating expenses, net		295	364	228
Non-taxable income			(1,114)	(84)
Prior years adjustments		(299)	(59)	26
Tax effect due to "Preferred Enterprise" status	[1]	(1,398)	(2,361)	(1,924)
Taxes related to foreign jurisdictions		176	632	324
Changes in tax rate			162	94
Other		121	104	98
Income tax expense		$ 2,937	$ 3,868	$ 2,728
Basic		$ 1.938	$ 2.912	$ 1.789
Diluted		1.912	2.856	1.767
Preferred Enterprise - Effect on Net Earnings Per Ordinary Share [Member]
Basic		0.19	0.32	0.26
Diluted		$ 0.18	$ 0.31	$ 0.26

[1]	The effect of the benefit resulting from the "Preferred Enterprise" status on net earnings per ordinary share is as follows: